Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 16. RELATED PARTIES

Old Jasper entered into consulting agreements with two founders, who also received founders’ common stock shares for services and assigned patents. The founders transferred to Old Jasper $74,000 in intellectual property rights and $6,000 in cash as a consideration for common stock. The Company recorded $0.5 million and $0.3 million for the founders’ advisory and consulting services performed for the years ended December 31, 2021 and 2020, respectively. These expenses were recorded as research and development expenses in the consolidated statements of operations and comprehensive loss. Also, the Company’s Licensed Technology from Stanford (see Note 7) was created in the Stanford laboratory of one of the founders.

In December 2020, the Company entered into a material transfer agreement with Zai Lab Limited where both companies will collaborate on a research project and share total expenses of up to $0.3 million equally. The Company recorded $36,000 as a reduction to research and development expenses for expenses reimbursed by Zai Lab Limited for the year ended December 31, 2021. No expenses were incurred or reimbursed under this agreement for the year ended December 31, 2020. The Company’s chairman is a board member of Zai Lab Limited.